Expense Example - Simplify US Equity PLUS Managed Futures Strategy ETF - Simplify US Equity PLUS Managed Futures Strategy ETF	Dec. 03, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	$ 72